FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis assumptions (Details)	12 Months Ended
Dec. 31, 2023
Probable | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	4.68%
Probable | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	(3.18%)
Probable | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	11.65%
Probable | United States of America, Dollars
Sensitivity analysis assumptions
Risk Variable Ratio	4,840
Probable | Euro Member Countries, Euro
Sensitivity analysis assumptions
Risk Variable Ratio	5,350
25% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	5.89%
25% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	(3.96%)
25% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	14.77%
25% depreciation | United States of America, Dollars
Sensitivity analysis assumptions
Risk Variable Ratio	6,050.0000
25% depreciation | Euro Member Countries, Euro
Sensitivity analysis assumptions
Risk Variable Ratio	6,690
50% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	7.11%
50% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	(4.73%)
50% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	17.97%
50% depreciation | United States of America, Dollars
Sensitivity analysis assumptions
Risk Variable Ratio	7,260
50% depreciation | Euro Member Countries, Euro
Sensitivity analysis assumptions
Risk Variable Ratio	8,030.0000